Financial risk management - Fair Value measurement of financial assets and liabilities measured at fair value (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives-combined securities
Statements [Line Items]
Financial instruments related to repurchase partners asset management	₩ 181,800	₩ 175,000
Beneficiary certificates [Member]
Statements [Line Items]
Financial instruments related to repurchase partners asset management	181,800	175,000
Financial assets at fair value through profit or loss
Statements [Line Items]
Financial assets invested by valuation of amount related to lime asset management	27,000	40,800
Level 3 | Derivative liabilities | Shinhan Securities Co., Ltd.
Statements [Line Items]
Derivative liabilities valuation amount for over the counter	284,145	535,162
Level 3 | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Shinhan Securities Co., Ltd.
Statements [Line Items]
Derivative financial liabilities valuation amount for over the counter	5,834,683	7,146,909
Level 3 | Financial assets at fair value through profit or loss | Shinhan Securities Co., Ltd.
Statements [Line Items]
Derivative financial assets valuation amount for over the counter	47,665	86,279
Level 3 | Derivative assets | Shinhan Securities Co., Ltd.
Statements [Line Items]
Derivative assets valuation amount for over the counter	₩ 146,924	₩ 718,788